John Hancock Disciplined Value International Select ETF Expense Example - John Hancock Disciplined Value International Select ETF - None or SAME	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	513
Expense Example, with Redemption, 10 Years	$ 1,175